COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.   COMMITMENTS AND CONTINGENCIES

Lease commitments

Other than the leases capitalized as ROU assets, the future lease payments for short-term leases were RMB2,257 and RMB2,394 as of December 31, 2023 and 2024, which will be paid within one year.

Unused credit facilities

In December 2024, the Group entered into a one-year unsecured revolving credit of RMB500 million with a reputable commercial bank in China, which can be used for borrowings, banks’ acceptances, bank guarantees and other purposes in accordance with the relevant agreements. As of December 31, 2024, the facility was unused.

Contingencies

On January 10, 2024, the Company was entered into a putative securities class action brought by investors as the defendant. The parties settled the dispute by reaching an agreement with the plaintiffs for a total payment of US$4.8 million (equivalent to RMB35.0 million) in November 2024, and the Court approved the final settlement in March 2025, ending the securities class action.

Besides, the Group is subject to a number of legal or administrative proceedings that generally arise in the ordinary course of its business. Except for aforementioned class action, the Group does not believe that these pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.